Goodwill, Store Operating Rights and Other Intangible Assets, Net - Changes in carrying amount of goodwill (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2025 JPY (¥)
Goodwill Roll Forward
Goodwill beginning balance	¥ 389,131
Sale of directly-owned salons, and closure of directly-owned salons	(13,747)
Goodwill ending balance	¥ 375,383